SCHEDULE II - BALANCE SHEET (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Fixed maturities, available for sale, at fair value (amortized cost: 2011 - $93.3; 2010 - $-)	$ 23,516.0	$ 20,633.9
Fixed maturities, available for sale, amortized cost	21,779.1	20,155.8
Cash and cash equivalents - unrestricted	436.0	571.9	523.4	894.5
Equity securities at fair value (cost: 2011 - $18.7; 2010 - $-)	175.1	68.1
Equity securities at cost	177.0	68.2
Trading securities	91.6	372.6
Other invested assets	202.8	240.9
Other assets	292.2	277.4
Total assets	32,921.9	31,394.9
Liabilities:
Notes payable	857.9	998.5
Investment borrowings	1,676.5	1,204.1
Other liabilities	556.3	505.3
Total liabilities	28,308.1	27,583.3
Commitments and Contingencies
Shareholders' equity:
Accumulated other comprehensive income (loss)	781.6	252.7
Retained earnings (accumulated deficit)	(532.1)	(867.8)
Total shareholders' equity	4,613.8	3,811.6	3,038.6	1,630.0
Total liabilities and shareholders' equity	32,921.9	31,394.9
Parent Company [Member]
ASSETS
Fixed maturities, available for sale, at fair value (amortized cost: 2011 - $93.3; 2010 - $-)	93.5	0
Fixed maturities, available for sale, amortized cost	93.3	0
Cash and cash equivalents - unrestricted	70.2	160.0	145.3	56.5
Cash and cash equivalents - restricted	26.0	0
Equity securities at fair value (cost: 2011 - $18.7; 2010 - $-)	17.9	0
Equity securities at cost	18.7	0
Trading securities	16.5	0
Other invested assets	28.6	0.2
Investment in wholly-owned subsidiaries (eliminated in consolidation)	5,488.6	4,848.3
Receivable from subsidiaries (eliminated in consolidation)	4.1	2.3
Other assets	19.1	20.5
Total assets	5,764.5	5,031.3
Liabilities:
Notes payable	857.9	998.5
Payable to subsidiaries (eliminated in consolidation)	84.6	78.3
Income tax liabilities, net	100.2	87.2
Investment borrowings	24.8	0
Other liabilities	83.2	55.7
Total liabilities	1,150.7	1,219.7
Commitments and Contingencies
Shareholders' equity:
Common stock and additional paid-in capital ($.01 par value, 8,000,000,000 shares authorized, shares issued and outstanding: 2011 - 241,304,503; 2010 - 251,084,174)	4,364.3	4,426.7
Accumulated other comprehensive income (loss)	781.6	252.7
Retained earnings (accumulated deficit)	(532.1)	(867.8)
Total shareholders' equity	4,613.8	3,811.6
Total liabilities and shareholders' equity	$ 5,764.5	$ 5,031.3